Operating Segments Information	12 Months Ended
Dec. 31, 2017
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Operating Segments Information
43.	OPERATING SEGMENTS INFORMATION

a.	Operating segments

The Company’s only reportable segment is the foundry segment. The foundry segment engages mainly in the manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks. The Company also had other operating segment that did not exceed the quantitative threshold for separate reporting. The segment mainly engaged in the researching, developing, designing, manufacturing and selling of renewable energy and efficiency related technologies and products.

From 2016, the Company has only one single operating segment, the segment revenue and operating results were the same as those stated in the consolidated statements of profit or loss and other comprehensive income for both years ended December 31, 2016, and 2017, respectively.

The Company uses the income from operations as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of financial statements.

b.	Segment revenue and operating results

	Foundry	Others	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Year ended December 31, 2015
Net revenue from external customers	$842,690.2	$807.2	$843,497.4
Income (loss) from operations	320,833.2	(785.4)	320,047.8
Share of profits (loss) of associates and joint venture	4,582.0	(385.6)	4,196.4
Income tax expense (benefit)	47,646.5	(1.8)	47,644.7

c.	Geographic information

	Net Revenue from External Customers			Non-current Assets
	Years Ended December 31			December 31,	December 31,
	2015	2016	2017	2016	2017
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Taiwan	$90,169.5	$127,063.0	$90,129.4	$991,567.9	$1,027,963.2
United States	566,600.2	610,371.1	620,948.7	8,245.0	7,515.9
Asia	123,705.9	146,907.4	194,477.1	14,071.3	44,213.4
Europe, the Middle East and Africa	57,065.0	58,042.3	68,538.3	8.7	8.1
Others	5,956.8	5,554.5	3,353.7	—	—

	$843,497.4	$947,938.3	$977,447.2	$1,013,892.9	$1,079,700.6

The Company categorized the net revenue mainly based on the country in which the customer is headquartered. Non-current assets include property, plant and equipment, intangible assets and other noncurrent assets.

d.	Production information

	Years Ended December 31
Production	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Wafer	$766,228.8	$861,170.8	$874,572.6
Others	77,268.6	86,767.5	102,874.6

	$843,497.4	$947,938.3	$977,447.2

Starting in 2017, revenue from packaging and testing services is reclassified from wafer revenue to other revenue. To have consistent comparative basis, the Company had revised prior years classification.

e.	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2015		2016		2017
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)
Customer A	$134,117.2	16	$157,185.4	17	$214,228.8	22
Customer B	134,158.4	16	107,463.2	11	64,096.2	7